LVIP Wellington Capital Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.59%
Aerospace & Defense–2.48%
Airbus SE	142,401	$ 3,057,349
General Dynamics Corp.	26,441	5,609,987
Northrop Grumman Corp.	12,671	5,959,425
		14,626,761
Automobiles–2.06%
†Tesla, Inc.	45,888	12,171,792
		12,171,792
Beverages–2.29%
Constellation Brands, Inc. Class A	58,725	13,487,958
		13,487,958
Capital Markets–3.37%
Blackstone, Inc.	72,860	6,098,382
Charles Schwab Corp.	50,804	3,651,283
S&P Global, Inc.	33,240	10,149,834
		19,899,499
Consumer Finance–1.38%
American Express Co.	60,146	8,114,297
		8,114,297
Energy Equipment & Services–1.28%
Schlumberger NV	209,923	7,536,236
		7,536,236
Equity Real Estate Investment Trusts–1.36%
American Tower Corp.	24,317	5,220,860
Equinix, Inc.	4,950	2,815,758
		8,036,618
Health Care Equipment & Supplies–4.96%
†ABIOMED, Inc.	32,031	7,868,735
†Align Technology, Inc.	15,643	3,239,822
†Boston Scientific Corp.	273,820	10,605,049
†Insulet Corp.	6,721	1,541,797
Stryker Corp.	29,456	5,966,018
		29,221,421
Health Care Providers & Services–4.31%
Elevance Health, Inc.	13,430	6,100,443
UnitedHealth Group, Inc.	38,264	19,324,851
		25,425,294
Hotels, Restaurants & Leisure–2.41%
†Airbnb, Inc. Class A	71,739	7,535,465
Hilton Worldwide Holdings, Inc.	55,515	6,696,219
		14,231,684
Insurance–1.87%
Marsh & McLennan Cos., Inc.	39,804	5,942,339
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive Corp.	43,795	$ 5,089,417
		11,031,756
Interactive Media & Services–5.79%
†Alphabet, Inc. Class C	267,439	25,714,260
†ZoomInfo Technologies, Inc.	202,625	8,441,357
		34,155,617
Internet & Direct Marketing Retail–5.55%
†Amazon.com, Inc.	249,481	28,191,353
†Etsy, Inc.	45,514	4,557,317
		32,748,670
IT Services–12.72%
†Block, Inc.	90,897	4,998,426
Fidelity National Information Services, Inc.	66,724	5,042,333
†FleetCor Technologies, Inc.	57,247	10,085,204
Global Payments, Inc.	109,010	11,778,531
Mastercard, Inc. Class A	92,244	26,228,659
†MongoDB, Inc.	11,027	2,189,521
†Okta, Inc.	38,643	2,197,627
†Snowflake, Inc. Class A	10,830	1,840,667
Visa, Inc. Class A	59,905	10,642,123
		75,003,091
Life Sciences Tools & Services–2.48%
Agilent Technologies, Inc.	54,280	6,597,734
†Illumina, Inc.	25,130	4,794,553
†Mettler-Toledo International, Inc.	2,996	3,248,023
		14,640,310
Machinery–0.32%
IDEX Corp.	9,557	1,909,966
		1,909,966
Pharmaceuticals–0.88%
Zoetis, Inc.	34,947	5,182,291
		5,182,291
Professional Services–2.40%
Equifax, Inc.	31,086	5,329,073
TransUnion	148,663	8,843,962
		14,173,035
Road & Rail–1.04%
†Uber Technologies, Inc.	232,105	6,150,782
		6,150,782
Semiconductors & Semiconductor Equipment–5.02%
†Advanced Micro Devices, Inc.	64,064	4,059,095
ASML Holding NV	6,835	2,838,917
Marvell Technology, Inc.	116,098	4,981,765
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	104,317	$ 6,366,467
Monolithic Power Systems, Inc.	7,083	2,573,962
NVIDIA Corp.	72,468	8,796,891
		29,617,097
Software–17.22%
†Adobe, Inc.	8,159	2,245,357
†Autodesk, Inc.	44,322	8,279,350
†Avalara, Inc.	55,178	5,065,340
†Ceridian HCM Holding, Inc.	91,844	5,132,243
Intuit, Inc.	14,073	5,450,754
Microsoft Corp.	246,750	57,468,075
†nCino, Inc.	100,522	3,428,805
†Salesforce, Inc.	78,484	11,289,139
†ServiceNow, Inc.	8,489	3,205,531
		101,564,594
Specialty Retail–1.15%
TJX Cos., Inc.	108,916	6,765,862
		6,765,862
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–9.14%
Apple, Inc.	389,973	$ 53,894,269
		53,894,269
Textiles, Apparel & Luxury Goods–2.11%
†Lululemon Athletica, Inc.	25,330	7,081,255
NIKE, Inc. Class B	64,150	5,332,148
		12,413,403
Total Common Stock (Cost $394,787,347)		552,002,303

MONEY MARKET FUND–6.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	38,298,484	38,298,484
Total Money Market Fund (Cost $38,298,484)		38,298,484

TOTAL INVESTMENTS–100.08% (Cost $433,085,831)	590,300,787
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(457,560)
NET ASSETS APPLICABLE TO 14,950,262 SHARES OUTSTANDING–100.00%	$589,843,227

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$552,002,303	$—	$—	$552,002,303
Money Market Fund	38,298,484	—	—	38,298,484
Total Investments	$590,300,787	$—	$—	$590,300,787
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–3